SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS

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                   AMERICAN GENERAL LIFE INSURANCE COMPANY
                          VARIABLE SEPARATE ACCOUNT
          Polaris Select Investor Variable Annuity dated May 1, 2015

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       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                         FS VARIABLE SEPARATE ACCOUNT
          Polaris Select Investor Variable Annuity dated May 1, 2015

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Effective on July 29, 2015, the investment manager for the following four
Portfolios changed from "Ibbotson Associates, Inc." to "SunAmerica Asset Management, LLC." Accordingly, all references in the prospectus to "Ibbotson Associates, Inc." are hereby replaced with "SunAmerica Asset Management, LLC."

Portfolios:                               Previously Managed by:        Managed by:
-----------                               ----------------------        -----------
Managed Allocation Balanced               Ibbotson Associates, Inc.     SunAmerica Asset Management, LLC
Managed Allocation Growth                 Ibbotson Associates, Inc.     SunAmerica Asset Management, LLC
Managed Allocation Moderate Growth        Ibbotson Associates, Inc.     SunAmerica Asset Management, LLC
Managed Allocation Moderate               Ibbotson Associates, Inc.     SunAmerica Asset Management, LLC

Effective on or about July 29, 2015, the "Focus Growth Portfolio" and "Focus Value Portfolio" were renamed "SA Columbia Focused Growth Portfolio" and "SA Columbia Focused Value Portfolio" respectively. In connection with such renaming, Columbia Management Investment Advisers, LLC ("Columbia") replaced Janus Capital Management, LLC, Marsico Capital Management, LLC, Northern Trust Investments Inc. and J.P. Morgan Investment Management Inc. as the sole subadviser to the "SA Columbia Focused Growth Portfolio" and "SA Columbia Focused Value Portfolio." All references in the prospectus are hereby changed accordingly as follows:

Portfolios                        Managed by:                                         Trust        Asset Class
----------                        -----------                                         -----        -----------
SA Columbia Focused Growth        Columbia Management Investment Advisers, LLC        SST          Stock
SA Columbia Focused Value         Columbia Management Investment Advisers, LLC        SST          Stock

Dated:  July 29, 2015

               Please keep this Supplement with your Prospectus